CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Common stock [Member]	Additional paid in capital [Member]	Noncontrolling Interest [Member]	Accumulated deficit [Member]	Total
Beginning balance, value at Dec. 31, 2009	$ 5,353	$ 1,053,259	$ 0	$ (1,836,421)	$ (777,809)
Beginning balance, shares at Dec. 31, 2009	5,352,984
Sale of common stock	929	1,399,127	0	0	1,400,056
Sale of common stock (in shares)	928,564
Issuance of common stock in lieu of interest	2	5,962	0	0	5,964
Issuance of common stock in lieu of interest (in shares)	2,043
Cancelled common stock	(86)	79	0	0	(7)
Cancelled common stock (in shares)	(85,633)
Conversion of debt, including accrued interest, into common stock	917	995,058	0	0	995,975
Conversion of debt, including accrued interest, into common stock (in shares)	916,754
Net loss	0	0	0	(4,850,375)	(4,850,375)
Ending balance, value at Dec. 31, 2010	7,115	3,453,485	0	(6,686,796)	(3,226,196)
Ending balance, shares at Dec. 31, 2010	7,114,712				7,114,712
Sale of common stock	205	249,796	0	0	250,001
Sale of common stock (in shares)	205,463
Conversion of warrants	180	104,820	0	0	105,000
Conversion of warrants (in shares)	179,825
Recapitalization	1,083	(1,083)	0	0	0
Recapitalization (in shares)	1,083,333
Stock option expense	0	37,078	0	0	37,078
Net loss	0	0	0	(2,304,683)	(2,304,683)
Ending balance, value at Mar. 31, 2011	8,583	3,844,096	0	(8,991,479)	(5,138,800)
Ending balance, shares at Mar. 31, 2011	8,583,333
Stock option expense	0	101,346	0	0	101,346
Change in valuation associated with derivative liability	0	1,869,906	0	0	1,869,906
Noncontrolling interest in variable interest entity	0	0	(4,744)	0	(4,774)
Conversion of debt, including accrued interest, into common stock	2,753	5,503,675	0	0	5,506,428
Conversion of debt, including accrued interest, into common stock (in shares)	2,753,214
Net loss	0	0	0	(2,016,234)	(2,016,234)
Ending balance, value at Jun. 30, 2011	$ 11,336	$ 11,319,023	$ (4,744)	$ (11,007,713)	$ 317,872
Ending balance, shares at Jun. 30, 2011	11,336,547				11,336,547